ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND BASIS OF PRESENTATION
ORGANIZATION AND BASIS OF PRESENTATION

1. ORGANIZATION AND BASIS OF PRESENTATION

Youku Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on September 20, 2005. The Company was formerly known as 1Verge Inc. and changed its name to Youku.com Inc. on June 20, 2008. On October 18, 2011, the Company changed its legal name from “Youku.com Inc.” to “Youku Inc.”

As of December 31, 2011, the Company has four wholly owned subsidiaries, 1Verge Internet Technology (Beijing) Co., Ltd., Jet Brilliant Limited (Hong Kong), Jet Brilliant Advertising Co., Ltd., and Youku Video (Xi’an) Media Technology Co., Ltd. and also consolidates two variable interest entities (“VIEs”), details of which are as follows:

The Group	Place of Incorporation	Date of Establishment	Percentage of Ownership	Principal Activities
Subsidiaries
1Verge Internet Technology (Beijing) Co., Ltd. (“1Verge Internet”)	PRC	November 14, 2005	100%	Provision of general and administrative services to group companies

Jet Brilliant Ltd. (“Jet Brilliant”)	Hong Kong	April 27, 2010	100%	Provision of general and administrative services to group companies

Jet Brilliant Advertising Co., Ltd. (“Jet Brilliant Beijing”)	PRC	April 27, 2010	100%	Advertising agency business

Youku Video (Xi’an) Media Technology Co., Ltd. (“Youku Xi’an”)	PRC	August 1, 2011	100%	Provision of content scrutiny for compliance of content regulations

VIEs
1Verge Information Technology (Beijing) Co., Ltd. (“1Verge Information”)	PRC	February 24, 2006	Nil	Online video sharing and distribution services, online advertising services, mobile value added services

Jiaheyi Advertising (Beijing) Co., Ltd. (“Jiaheyi Advertising”)	PRC	March 9, 2006	Nil	Online video sharing and distribution services, online advertising services

In August 2006, 1Verge Internet injected additional capital into 1Verge Information through Jiaheyi Advertising. Subsequent to this capital injection, Jiaheyi Advertising became the majority shareholder, which held 90% of the total shares of 1Verge Information.

In May 2008, 1Verge Internet further injected additional capital into 1Verge Information through Jiaheyi Advertising. Subsequent to this capital injection, Jiaheyi Advertising held 95% of the total shares of 1Verge Information.

In April 2010, the Company acquired 100% of the equity interest of Jet Brilliant, a Hong Kong company which wholly owns Jet Brilliant Beijing, an advertising company established in Beijing.

In August 2011, the Company established Youku Xi’an, a wholly owned subsidiary of the Company, which mainly engages in content scrutiny for compliance of content regulations.

The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

The Group provides online video sharing and distribution services, online advertising services and mobile value added services through its internet site, www.youku.com. The Group’s principal geographic market is in the PRC. The Company does not conduct any substantive operations of its own but conducts its primary business operations through its wholly owned subsidiaries and VIEs in the PRC.

The Company, in consultation with its PRC counsel, believes that (i) the ownership structures of the VIEs comply with existing PRC laws and regulations; (ii) the contractual arrangements among 1Verge Internet and the VIEs and their respective shareholders that are governed by PRC law are valid, binding and enforceable, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) each of the PRC subsidiaries and each of the VIEs has all necessary corporate power and authority to conduct its business as described in its business scope under its business license. The business licenses of the PRC subsidiaries and each of the VIEs are in full force and effect.

However, uncertainties in the PRC legal system could cause the Company’s current ownership structure to be found in violation of any future PRC laws or regulations and could limit the Company’s ability, through 1Verge Internet, to enforce its rights under these contractual arrangements. Furthermore, shareholders of the VIEs may not act in the best interests of the Group or may not perform their obligations under the above mentioned agreements. Such risks exist throughout the period in which the Group intends to operate its business through contractual arrangements with the VIEs.

In addition, if the current structure or any of the contractual arrangements were found to be in violation of any existing or future PRC law, the Company may be subject to penalties, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Company’s right to collect revenues, blocking of the Company’s website, being required to restructure its operations, imposition of additional conditions or requirements with which the Company may not be able to comply, or other regulatory or enforcement actions against the Company that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Company’s ability to conduct its business.

PRC laws and regulations prohibit or restrict foreign ownership of Internet content and advertising businesses. To comply with these foreign ownership restrictions, the Group operates its websites and provides online advertising services in the PRC through VIEs, the PRC legal entities that were established by individuals authorized by the Group. The paid-in capital of the VIEs was funded by the Group through loans extended to the authorized individuals. The Company has entered into business operation, pledge, loan, share option, exclusive technical and consulting, domain name license and trademark license agreements (the “Contractual Agreements”) with the VIEs through 1Verge Internet, which obligate 1Verge Internet to absorb a majority of the expected losses from the VIEs’ activities and entitles 1Verge Internet to receive a majority of residual returns from the VIEs. Through these aforementioned agreements, the Company maintains the ability to approve decisions made by the VIEs, and ability to acquire the equity interests in the VIEs when permitted by the PRC laws via 1Verge Internet.

The Company consolidates the VIEs in accordance with Securities and Exchange Commission (“SEC”) Rule SX-3A-02 and Accounting Standards Codification (“ASC”) subtopic 810-10 Consolidation: Overall, through the signed Contractual Agreements. The Company is required to continue to consolidate the VIEs through 1Verge Internet under the guidance in Accounting Standards Update (“ASU”) 2009-17 effective January 1, 2010, because the Company has determined that 1) 1Verge Internet is most closely associated with the VIEs among the members of the related party group who share the power to direct the activities of the VIEs that most significantly impact their economic performance, and 2) has the obligation to absorb losses or the right to receive benefits of the VIEs that could potentially be significant to the VIEs.

The aggregate carrying amount of the total assets and total liabilities of the VIEs as of December 31, 2011 were RMB 844,622 (US$134,197) and RMB 1,292,311 (US$205,328), respectively. There was no pledge or collateralization of the VIEs’ assets. Creditors of the VIEs have no recourse to the general credit of 1Verge Internet, which is the primary beneficiary of the VIEs. Total net liabilities of the VIEs as of December 31, 2011 were RMB 447,689 (US$71,131). In addition, the Group has provided financial support amounting to RMB 636,899 and RMB 696,186 (US$110,613) that it was not previously contractually required to provide as at December 31, 2010 and 2011, respectively.